As filed with the U.S. Securities and Exchange Commission
on December 13, 2011
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 54 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 57 ☑
(Check appropriate box or boxes)

Global X Funds
 (Exact Name of Registrant as Specified in Charter)
399 Park Avenue, 32nd Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama
Global X Management Company LLC
399 Park Avenue, 32nd Floor
New York, NY 10022
(Name and Address of Agent for Service)
With a copy to:
Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
☑immediately upon filing pursuant to paragraph (b)
❑ on  (date)  pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X NASDAQ 500 ETF
Global X NASDAQ 400 Mid Cap ETF
Global X NASDAQ 100 Global Technology Index ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 54 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 13th day of December, 2011.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	December 13, 2011
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	December 13, 2011
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	December 13, 2011

*
Scott R. Chichester	Trustee	December 13, 2011

*
Kartik Kiran Shah	Trustee	December 13, 2011

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase